Payden Emerging Markets Bond Fund

Schedule of Investments
- July 31, 2023 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (94%)
Angola (USD) (2%
)
3,935,000 Angolan Government International Bond
144A, 8.00%, 11/26/29 (a) $ 3,494
5,135,000 Angolan Government International Bond
144A, 8.75%, 4/14/32 (a) 4,522
4,620,000 Angolan Government International Bond
144A, 9.38%, 5/08/48 (a) 3,839
4,710,000 Angolan Government International Bond
144A, 9.50%, 11/12/25 (a) 4,742
16,597
Argentina (USD) (2%
)
8,285,000 Argentine Republic Government International
Bond , 0.75%, 7/09/30  2,878
1,718,995 Argentine Republic Government International
Bond , 1.00%, 7/09/29  581
4,697,500 Argentine Republic Government International
Bond , 3.50%, 7/09/41  1,532
14,377,476 Argentine Republic Government International
Bond , 3.63%, 7/09/35  4,494
8,594,090 Argentine Republic Government International
Bond , 4.25%, 1/09/38  3,109
2,094,183 Provincia de Cordoba 144A, 6.88%,
12/10/25 (a) 1,770
14,364
Armenia (USD) (1%
)
7,610,000 Republic of Armenia International Bond 144A,
3.60%, 2/02/31 (a) 6,093
Bahamas (USD) (0%
)
515,000 Intercorp Peru Ltd. 144A, 3.88%, 8/15/29 (a) 440
Bahrain (USD) (2%
)
5,770,000 Bahrain Government International Bond 144A,
5.25%, 1/25/33 (a) 5,188
2,890,000 Bahrain Government International Bond 144A,
5.63%, 9/30/31 (a) 2,721
4,000,000 Bahrain Government International Bond 144A,
5.63%, 5/18/34 (a) 3,604
4,005,000 Bahrain Government International Bond 144A,
6.75%, 9/20/29 (a) 4,041
15,554
Belarus (USD) (0%
)
1,450,000 Republic of Belarus International Bond 144A,
6.20%, 2/28/30 (a) 602
745,000 Republic of Belarus International Bond 144A,
7.63%, 6/29/27 (a) 380
982
Bermuda (USD) (1%
)
2,260,000 Bermuda Government International Bond
144A, 3.38%, 8/20/50 (a) 1,571
1,590,000 Bermuda Government International Bond
144A, 5.00%, 7/15/32 (a) 1,563
2,430,000 Geopark Ltd. 144A, 5.50%, 1/17/27 (a)(b) 2,090
2,295,000 Star Energy Geothermal Darajat II/Star Energy
Geothermal Salak 144A, 4.85%, 10/14/38 (a) 2,055
7,279
Brazil (BRL) (2%
)
15,200,000 Brazil Letras do Tesouro Nacional , 12.87%,
1/01/24 BRL (c)(d) 3,060
Principal
or Shares Security Description
Value
(000)
8,700,000 Brazil Letras do Tesouro Nacional , 13.45%,
10/01/23 BRL (c)(d) $ 1,801
8,871,990 Brazil Notas do Tesouro Nacional Serie B ,
6.00%, 8/15/50 BRL (d) 2,021
47,200,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/29 BRL (d) 9,822
16,704
Brazil (USD) (1%
)
2,380,000 Brazilian Government International Bond ,
4.63%, 1/13/28  2,320
3,480,000 Brazilian Government International Bond ,
6.00%, 10/20/33  3,456
1,645,000 BRF SA 144A, 5.75%, 9/21/50 (a) 1,168
6,944
Cayman Islands (USD) (1%
)
2,950,000 CK Hutchison International 23 Ltd. 144A,
4.88%, 4/21/33 (a) 2,907
2,495,000 Gaci First Investment Co. , 5.38%, 10/13/22 (e) 2,251
868,000 Odebrecht Oil & Gas Finance Ltd. 144A,
31.50% (a)(c)(f) 5
5,163
Chile (CLP) (1%
)
3,730,000,000 Bonos de la Tesoreria de la Republica en pesos
144A, 5.80%, 6/01/24 CLP (a)(d)(e) 4,392
Chile (EUR) (0%
)
3,560,000 Chile Government International Bond , 4.13%,
7/05/34 EUR (d) 3,865
Chile (USD) (2%
)
2,149,351 Alfa Desarrollo SpA 144A, 4.55%, 9/27/51 (a) 1,636
3,120,000 Chile Government International Bond , 3.25%,
9/21/71 (b) 2,031
2,753,244 Chile Government International Bond , 5.33%,
1/05/54  2,743
2,895,000 Interchile SA 144A, 4.50%, 6/30/56 (a) 2,419
8,829
Colombia (USD) (5%
)
4,102,000 Colombia Government International Bond ,
3.13%, 4/15/31  3,217
3,295,000 Colombia Government International Bond ,
3.25%, 4/22/32  2,531
3,315,000 Colombia Government International Bond ,
3.88%, 4/25/27  3,060
1,440,000 Colombia Government International Bond ,
4.13%, 2/22/42  970
2,820,000 Colombia Government International Bond ,
4.50%, 1/28/26  2,720
4,680,000 Colombia Government International Bond ,
5.00%, 6/15/45  3,385
13,139,000 Colombia Government International Bond ,
6.13%, 1/18/41  11,216
4,085,000 Colombia Government International Bond ,
7.38%, 9/18/37  4,049
1,970,000 Colombia Government International Bond ,
7.50%, 2/02/34  1,994
1,332,000 Colombia Telecomunicaciones SA ESP 144A,
4.95%, 7/17/30 (a) 1,046
3,420,000 Ecopetrol SA , 8.63%, 1/19/29  3,525
37,713

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
Costa Rica (USD) (1%
)
1,550,000 Costa Rica Government International Bond
144A, 6.13%, 2/19/31 (a) $ 1,552
4,340,000 Costa Rica Government International Bond
144A, 6.55%, 4/03/34 (a) 4,405
925,000 Costa Rica Government International Bond
144A, 7.00%, 4/04/44 (a)(b) 919
2,300,000 Costa Rica Government International Bond
144A, 7.16%, 3/12/45 (a) 2,323
9,199
Czech Republic (CZK) (1%
)
190,950,000 Czech Republic Government Bond Series 105,
2.75%, 7/23/29 CZK (d) 8,138
Dominica Republic (USD) (3%
)
5,195,000 Dominican Republic International Bond 144A,
4.50%, 1/30/30 (a) 4,618
2,670,000 Dominican Republic International Bond 144A,
4.88%, 9/23/32 (a) 2,322
2,225,000 Dominican Republic International Bond 144A,
5.30%, 1/21/41 (a) 1,805
4,190,000 Dominican Republic International Bond 144A,
5.50%, 2/22/29 (a) 3,995
4,800,000 Dominican Republic International Bond 144A,
6.00%, 7/19/28 (a) 4,717
2,570,000 Dominican Republic International Bond 144A,
6.40%, 6/05/49 (a) 2,256
3,635,000 Dominican Republic International Bond 144A,
6.88%, 1/29/26 (a) 3,680
23,393
Ecuador (USD) (1%
)
5,357,250 Ecuador Government International Bond 144A,
2.50%, 7/31/40 (a) 1,701
10,319,458 Ecuador Government International Bond 144A,
3.50%, 7/31/35 (a) 3,599
7,540,000 Ecuador Government International Bond 144A,
16.49%, 7/31/30 (a)(c) 2,187
7,487
Egypt (EUR) (1%
)
10,410,000 Egypt Government International Bond 144A,
6.38%, 4/11/31 EUR (a)(d) 6,905
Egypt (USD) (0%
)
3,920,000 Egypt Government International Bond 144A,
7.90%, 2/21/48 (a) 2,184
2,115,000 Egypt Government International Bond 144A,
8.70%, 3/01/49 (a) 1,241
3,425
El Salvador (USD) (1%
)
2,155,000 El Salvador Government International Bond
144A, 7.63%, 2/01/41 (a) 1,352
2,110,000 El Salvador Government International Bond
144A, 8.63%, 2/28/29 (a) 1,534
2,575,000 El Salvador Government International Bond
144A, 9.50%, 7/15/52 (a) 1,796
4,682
Gabon (USD) (1%
)
4,725,000 Gabon Government International Bond 144A,
6.63%, 2/06/31 (a) 4,013
Principal
or Shares Security Description
Value
(000)
Ghana (USD) (1%
)
1,650,000 Ghana Government International Bond 144A,
6.31%, 4/07/25 (a)(c) $ 675
650,000 Ghana Government International Bond , 8.13%,
3/26/32 (e) 276
2,490,000 Ghana Government International Bond 144A,
8.13%, 3/26/32 (a) 1,147
1,910,000 Ghana Government International Bond 144A,
8.63%, 4/07/34 (a) 879
9,650,000 Ghana Government International Bond 144A,
8.63%, 6/16/49 (a) 4,342
6,465,000 Ghana Government International Bond 144A,
10.75%, 10/14/30 (a) 4,621
11,940
Guatemala (USD) (2%
)
2,267,000 Guatemala Government Bond 144A, 4.38%,
6/05/27 (a) 2,145
1,605,000 Guatemala Government Bond 144A, 4.50%,
5/03/26 (a) 1,536
2,855,000 Guatemala Government Bond 144A, 4.65%,
10/07/41 (a) 2,317
3,425,000 Guatemala Government Bond 144A, 4.90%,
6/01/30 (a) 3,228
2,300,000 Guatemala Government Bond 144A, 5.25%,
8/10/29 (a) 2,202
2,580,000 Guatemala Government Bond 144A, 5.38%,
4/24/32 (a) 2,464
13,892
Hungary (EUR) (0%
)
3,415,000 Hungary Government International Bond ,
5.00%, 2/22/27 EUR (d)(e) 3,813
Hungary (HUF) (0%
)
2,083,290,000 Hungary Government Bond Series 33/A,
2.25%, 4/20/33 HUF (b)(d) 3,983
Hungary (USD) (2%
)
3,140,000 Hungary Government International Bond
144A, 3.13%, 9/21/51 (a) 2,024
3,430,000 Hungary Government International Bond ,
5.38%, 3/25/24  3,423
2,310,000 Hungary Government International Bond
144A, 6.13%, 5/22/28 (a) 2,355
2,740,000 Hungary Government International Bond
144A, 6.25%, 9/22/32 (a) 2,820
1,760,000 Hungary Government International Bond ,
7.63%, 3/29/41  1,999
12,621
Indonesia (EUR) (0%
)
4,450,000 Indonesia Government International Bond ,
1.40%, 10/30/31 EUR (d) 3,910
Indonesia (IDR) (1%
)
167,757,000,000 Indonesia Treasury Bond Series FR96, 7.00%,
2/15/33 IDR (d) 11,718
Indonesia (USD) (4%
)
2,250,000 Cikarang Listrindo Tbk PT 144A, 4.95%,
9/14/26 (a) 2,141
2,920,000 Hutama Karya Persero PT 144A, 3.75%,
5/11/30 (a) 2,673
1,260,000 Indonesia Asahan Aluminium PT/Mineral
Industri Indonesia Persero PT 144A, 4.75%,
5/15/25 (a) 1,233

Principal
or Shares Security Description
Value
(000)
2,420,000 Indonesia Asahan Aluminium PT/Mineral
Industri Indonesia Persero PT 144A, 5.80%,
5/15/50 (a) $ 2,183
1,560,000 Indonesia Government International Bond ,
4.65%, 9/20/32  1,540
1,740,000 Indonesia Government International Bond ,
5.45%, 9/20/52  1,779
1,260,000 Indonesia Government International Bond ,
8.50%, 10/12/35 (e) 1,635
3,490,000 Pertamina Persero PT 144A, 6.50%,
11/07/48 (a)(b) 3,655
864,000 Perusahaan Listrik Negara PT 144A, 4.88%,
7/17/49 (a) 713
2,150,000 Perusahaan Listrik Negara PT 144A, 5.25%,
5/15/47 (a) 1,901
4,510,000 Perusahaan Listrik Negara PT 144A, 6.15%,
5/21/48 (a) 4,416
5,100,000 Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara 144A, 4.00%, 6/30/50 (a) 3,696
27,565
Ireland (USD) (0%
)
3,910,000 C&W Senior Financing DAC 144A, 6.88%,
9/15/27 (a) 3,554
Israel (USD) (1%
)
3,105,000 Bank Hapoalim BM 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.155%), 3.26%, 1/21/32 (a)(e)(g) 2,671
2,295,000 Leviathan Bond Ltd. 144A, 6.75%, 6/30/30 (a)
(e) 2,162
1,690,000 Mizrahi Tefahot Bank Ltd. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.250%), 3.08%, 4/07/31 (a)(e)(g) 1,477
6,310
Ivory Coast (EUR) (1%
)
2,440,000 Ivory Coast Government International Bond
144A, 4.88%, 1/30/32 EUR (a)(d) 2,183
2,646,000 Ivory Coast Government International Bond
144A, 5.25%, 3/22/30 EUR (a)(d) 2,568
2,250,000 Ivory Coast Government International Bond
144A, 5.88%, 10/17/31 EUR (a)(d) 2,151
2,070,000 Ivory Coast Government International Bond
144A, 6.63%, 3/22/48 EUR (a)(d) 1,722
8,624
Ivory Coast (USD) (0%
)
1,925,000 Ivory Coast Government International Bond
144A, 6.38%, 3/03/28 (a) 1,890
Jersey (USD) (0%
)
3,775,000 Galaxy Pipeline Assets Bidco Ltd. 144A,
2.63%, 3/31/36 (a) 3,064
Jordan (USD) (2%
)
2,770,000 Jordan Government International Bond 144A,
5.85%, 7/07/30 (a) 2,581
5,150,000 Jordan Government International Bond 144A,
6.13%, 1/29/26 (a) 5,108
4,405,000 Jordan Government International Bond 144A,
7.50%, 1/13/29 (a) 4,493
3,430,000 Jordan Government International Bond 144A,
7.75%, 1/15/28 (a) 3,546
15,728
Principal
or Shares Security Description
Value
(000)
Kazakhstan (USD) (0%
)
3,040,000 Kazakhstan Government International Bond
144A, 6.50%, 7/21/45 (a) $ 3,264
4,575,000 KazMunayGas National Co. JSC 144A, 3.50%,
4/14/33 (a) 3,629
6,893
Kenya (USD) (2%
)
2,125,000 Republic of Kenya Government International
Bond 144A, 6.88%, 6/24/24 (a) 2,034
4,030,000 Republic of Kenya Government International
Bond 144A, 7.00%, 5/22/27 (a) 3,657
3,160,000 Republic of Kenya Government International
Bond 144A, 7.25%, 2/28/28 (a) 2,783
1,495,000 Republic of Kenya Government International
Bond 144A, 8.00%, 5/22/32 (a) 1,295
5,860,000 Republic of Kenya Government International
Bond 144A, 8.25%, 2/28/48 (a) 4,610
14,379
Lebanon (USD) (0%
)
2,500,000 Lebanon Government International Bond ,
6.00%, 1/27/23 (e)(h) 170
2,760,000 Lebanon Government International Bond ,
6.20%, 2/26/25 (e)(h) 207
1,805,000 Lebanon Government International Bond ,
6.60%, 11/27/26 (e)(h) 134
1,096,000 Lebanon Government International Bond ,
6.65%, 2/26/30 (e)(h) 82
1,540,000 Lebanon Government International Bond ,
6.75%, 11/29/27 (e)(h) 115
1,210,000 Lebanon Government International Bond ,
6.85%, 5/25/29 (h) 91
2,590,000 Lebanon Government International Bond Series
15YR, 7.00%, 3/23/32 (e)(h) 192
991
Luxembourg (USD) (1%
)
3,465,000 EIG Pearl Holdings Sarl 144A, 4.39%,
11/30/46 (a) 2,711
2,905,891 Tierra Mojada Luxembourg II Sarl 144A,
5.75%, 12/01/40 (a) 2,578
5,289
Malaysia (USD) (0%
)
2,295,000 Petronas Capital Ltd. 144A, 4.55%, 4/21/50 (a) 2,089
Mauritius (USD) (1%
)
1,085,000 Azure Power Solar Energy Pvt. Ltd. 144A,
5.65%, 12/24/24 (a) 943
649,250 Greenko Power II Ltd. 144A, 4.30%,
12/13/28 (a) 573
520,000 Greenko Solar Mauritius Ltd. 144A, 5.95%,
7/29/26 (a)(b) 494
2,408,681 India Cleantech Energy 144A, 4.70%,
8/10/26 (a) 2,117
4,127
Mexico (MXN) (0%
)
26,900,000 Grupo Televisa SAB , 7.25%, 5/14/43 MXN (d) 1,075
Mexico (USD) (7%
)
1,690,000 Cemex SAB de CV 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.534%), 5.13% (a)(f)(g) 1,568

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
3,207,000 Cibanco SA Ibm /PLA Administradora
Industrial S de RL de CV 144A, 4.96%,
7/18/29 (a) $ 3,031
870,000 Electricidad Firme de Mexico Holdings SA de
CV 144A, 4.90%, 11/20/26 (a) 774
3,620,717 Fermaca Enterprises S de RL de CV 144A,
6.38%, 3/30/38 (a) 3,503
5,270,000 Mexico City Airport Trust 144A, 5.50%,
7/31/47 (a) 4,599
5,830,000 Mexico Government International Bond ,
4.88%, 5/19/33  5,595
2,110,000 Mexico Government International Bond ,
5.40%, 2/09/28  2,140
5,290,000 Mexico Government International Bond ,
6.34%, 5/04/53  5,406
2,570,000 Mexico Government International Bond ,
6.35%, 2/09/35  2,704
4,293,000 Petroleos Mexicanos , 6.49%, 1/23/27  3,829
3,810,000 Petroleos Mexicanos , 6.50%, 3/13/27  3,392
3,080,000 Petroleos Mexicanos , 6.63%, 6/15/35  2,198
6,606,000 Petroleos Mexicanos , 6.70%, 2/16/32  5,096
5,774,000 Petroleos Mexicanos , 6.75%, 9/21/47  3,721
4,825,000 Petroleos Mexicanos , 6.95%, 1/28/60  3,081
2,885,000 Petroleos Mexicanos , 7.69%, 1/23/50  2,010
2,940,000 Petroleos Mexicanos , 8.75%, 6/02/29  2,687
55,334
Mongolia (USD) (2%
)
3,145,000 Development Bank of Mongolia LLC 144A,
7.25%, 10/23/23 (a) 3,138
5,290,000 Mongolia Government International Bond
144A, 3.50%, 7/07/27 (a) 4,550
3,060,000 Mongolia Government International Bond
144A, 5.13%, 4/07/26 (a) 2,899
2,270,000 Mongolia Government International Bond
144A, 8.65%, 1/19/28 (a) 2,333
12,920
Morocco (USD) (1%
)
4,395,000 Morocco Government International Bond
144A, 3.00%, 12/15/32 (a) 3,545
3,970,000 Morocco Government International Bond
144A, 5.95%, 3/08/28 (a) 4,006
3,360,000 Morocco Government International Bond
144A, 6.50%, 9/08/33 (a) 3,486
11,037
Namibia (USD) (0%
)
3,493,000 Namibia International Bonds 144A, 5.25%,
10/29/25 (a) 3,336
Netherlands (USD) (1%
)
3,975,000 Minejesa Capital BV 144A, 5.63%, 8/10/37 (a) 3,302
2,370,000 Prosus NV 144A, 4.03%, 8/03/50 (a) 1,523
4,825
Nigeria (USD) (3%
)
5,985,000 Nigeria Government International Bond 144A,
6.13%, 9/28/28 (a) 5,189
3,975,000 Nigeria Government International Bond 144A,
6.50%, 11/28/27 (a) 3,562
2,095,000 Nigeria Government International Bond 144A,
7.14%, 2/23/30 (a) 1,839
1,010,000 Nigeria Government International Bond 144A,
7.38%, 9/28/33 (a) 839
Principal
or Shares Security Description
Value
(000)
4,805,000 Nigeria Government International Bond 144A,
7.70%, 2/23/38 (a) $ 3,820
5,325,000 Nigeria Government International Bond 144A,
8.25%, 9/28/51 (a) 4,197
3,055,000 Nigeria Government International Bond 144A,
8.38%, 3/24/29 (a) 2,875
22,321
Oman (USD) (2%
)
3,725,000 Oman Government International Bond 144A,
4.88%, 2/01/25 (a) 3,674
5,810,000 Oman Government International Bond 144A,
5.38%, 3/08/27 (a) 5,742
2,355,000 Oman Government International Bond 144A,
6.25%, 1/25/31 (a) 2,425
2,260,000 Oman Government International Bond 144A,
6.50%, 3/08/47 (a) 2,182
860,000 Oman Government International Bond 144A,
6.75%, 1/17/48 (a) 854
2,050,000 Oman Government International Bond 144A,
7.38%, 10/28/32 (a) 2,289
17,166
Pakistan (USD) (1%
)
8,525,000 Pakistan Government International Bond
144A, 7.38%, 4/08/31 (a) 4,241
2,665,000 Pakistan Government International Bond
144A, 8.88%, 4/08/51 (a) 1,247
5,488
Panama (USD) (1%
)
2,830,000 Panama Government International Bond ,
3.87%, 7/23/60  1,891
2,880,000 Panama Government International Bond ,
4.30%, 4/29/53  2,160
2,745,000 Panama Government International Bond ,
4.50%, 5/15/47  2,190
2,475,000 Panama Government International Bond ,
4.50%, 4/16/50  1,926
1,820,000 Panama Government International Bond ,
6.40%, 2/14/35  1,907
10,074
Paraguay (USD) (1%
)
4,610,000 Paraguay Government International Bond
144A, 2.74%, 1/29/33 (a) 3,728
3,150,000 Paraguay Government International Bond
144A, 4.70%, 3/27/27 (a)(b) 3,066
3,960,000 Paraguay Government International Bond
144A, 5.85%, 8/21/33 (a)(b) 3,977
815,000 Paraguay Government International Bond
144A, 6.10%, 8/11/44 (a)(b) 780
11,551
Peru (PEN) (1%
)
6,210,000 Fondo MIVIVIENDA SA 144A, 7.00%,
2/14/24 PEN (a)(d) 1,702
16,200,000 Peru Government Bond , 5.94%, 2/12/29
PEN (d) 4,445
20,300,000 Peru Government Bond 144A, 7.30%, 8/12/33
PEN (a)(d)(e) 5,862
12,009

Principal
or Shares Security Description
Value
(000)
Peru (USD) (1%
)
1,105,000 Banco de Credito del Peru S.A. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.000%), 3.13%, 7/01/30 (a)(g) $ 1,026
450,000 Banco de Credito del Peru S.A. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.450%), 3.25%, 9/30/31 (a)(g) 399
13,740,000 Peruvian Government International Bond ,
3.60%, 1/15/72  9,315
10,740
Philippines (USD) (1%
)
2,225,000 Philippine Government International Bond ,
3.70%, 3/01/41  1,846
1,130,000 Philippine Government International Bond ,
5.00%, 7/17/33  1,146
2,410,000 Philippine Government International Bond ,
5.50%, 1/17/48  2,512
5,504
Poland (USD) (1%
)
2,160,000 Bank Gospodarstwa Krajowego 144A, 5.38%,
5/22/33 (a) 2,161
2,900,000 Republic of Poland Government International
Bond , 5.50%, 4/04/53  2,951
5,112
Qatar (USD) (1%
)
4,440,000 Qatar Government International Bond 144A,
4.40%, 4/16/50 (a) 4,025
4,255,000 Qatar Government International Bond 144A,
4.82%, 3/14/49 (a) 4,100
2,950,000 Qatar Government International Bond 144A,
5.10%, 4/23/48 (a) 2,933
11,058
Romania (EUR) (1%
)
6,435,000 Romanian Government International Bond
144A, 3.38%, 1/28/50 EUR (a)(d) 4,667
2,726,000 Romanian Government International Bond
144A, 4.63%, 4/03/49 EUR (a)(d) 2,460
7,127
Romania (RON) (1%
)
24,810,000 Romania Government Bond Series 10Y, 5.00%,
2/12/29 RON (d) 5,194
22,765,000 Romania Government Bond Series 10Y, 8.25%,
9/29/32 RON (d) 5,684
10,878
Romania (USD) (1%
)
3,770,000 Romanian Government International Bond
144A, 3.00%, 2/27/27 (a) 3,440
4,270,000 Romanian Government International Bond
144A, 5.13%, 6/15/48 (a) 3,748
2,220,000 Romanian Government International Bond
144A, 7.63%, 1/17/53 (a) 2,515
9,703
Saudi Arabia (USD) (4%
)
2,810,000 Saudi Arabian Oil Co. 144A, 3.50%,
11/24/70 (a) 1,869
5,335,000 Saudi Arabian Oil Co. 144A, 4.25%,
4/16/39 (a) 4,696
Principal
or Shares Security Description
Value
(000)
4,855,000 Saudi Government International Bond 144A,
3.25%, 11/17/51 (a) $ 3,351
7,825,000 Saudi Government International Bond 144A,
3.45%, 2/02/61 (a) 5,400
6,555,000 Saudi Government International Bond 144A,
3.75%, 1/21/55 (a) 4,919
5,620,000 Saudi Government International Bond 144A,
5.00%, 1/18/53 (a) 5,181
2,435,000 Saudi Government International Bond 144A,
5.25%, 1/16/50 (a)(b) 2,341
27,757
Serbia (EUR) (1%
)
4,075,000 Serbia International Bond 144A, 3.13%,
5/15/27 EUR (a)(d) 4,112
Singapore (USD) (0%
)
1,371,750 Continuum Energy Levanter Pte Ltd. 144A,
4.50%, 2/09/27 (a) 1,279
South Africa (USD) (3%
)
7,305,000 Eskom Holdings SOC Ltd. 144A, 6.35%,
8/10/28 (a) 7,001
1,410,000 Eskom Holdings SOC Ltd. 144A, 7.13%,
2/11/25 (a) 1,404
1,605,000 Eskom Holdings SOC Ltd. 144A, 8.45%,
8/10/28 (a) 1,590
3,230,000 Republic of South Africa Government
International Bond , 4.30%, 10/12/28  2,929
2,700,000 Republic of South Africa Government
International Bond , 5.65%, 9/27/47  2,030
2,825,000 Republic of South Africa Government
International Bond , 5.75%, 9/30/49  2,123
1,510,000 Republic of South Africa Government
International Bond , 5.88%, 6/22/30  1,420
2,295,000 Republic of South Africa Government
International Bond , 5.88%, 4/20/32  2,110
2,915,000 Republic of South Africa Government
International Bond , 7.30%, 4/20/52  2,601
23,208
South Africa (ZAR) (2%
)
362,682,000 Republic of South Africa Government Bond
Series R214, 6.50%, 2/28/41 ZAR (d) 12,244
88,800,000 Republic of South Africa Government Bond
Series 2035, 8.88%, 2/28/35 ZAR (d) 4,138
16,382
Spain (USD) (0%
)
1,780,000 AI Candelaria Spain SA 144A, 5.75%,
6/15/33 (a) 1,357
Sri Lanka (USD) (2%
)
2,875,000 Sri Lanka Government International Bond
144A, 5.88%, 7/25/22 (a) 1,393
7,595,000 Sri Lanka Government International Bond
144A, 6.20%, 5/11/27 (a) 3,446
8,015,000 Sri Lanka Government International Bond
144A, 6.83%, 7/18/26 (a) 3,730
7,765,000 Sri Lanka Government International Bond
144A, 6.85%, 11/03/25 (a) 3,588
1,885,000 Sri Lanka Government International Bond
144A, 7.55%, 3/28/30 (a) 856
5,665,000 Sri Lanka Government International Bond
144A, 7.85%, 3/14/29 (a) 2,569
15,582

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
Turkey (USD) (1%
)
2,045,000 Turkey Government International Bond ,
4.25%, 4/14/26  $ 1,890
5,070,000 Turkey Government International Bond ,
6.00%, 1/14/41  4,018
4,550,000 Turkey Government International Bond ,
9.13%, 7/13/30  4,745
10,653
Ukraine (EUR) (0%
)
1,385,000 Ukraine Government International Bond 144A,
4.38%, 1/27/32 EUR (a)(d) 434
2,790,000 Ukraine Government International Bond 144A,
6.75%, 6/20/28 EUR (a)(d) 884
1,318
Ukraine (UAH) (0%
)
56,920,000 Ukraine Government International Bond 144A,
11.67%, 11/22/23 UAH (a)(d) 1,168
Ukraine (USD) (1%
)
4,360,000 Ukraine Government International Bond 144A,
7.25%, 3/15/35 (a) 1,318
980,000 Ukraine Government International Bond 144A,
7.38%, 9/25/34 (a) 295
3,005,000 Ukraine Government International Bond ,
7.75%, 9/01/27 (e) 961
1,135,000 Ukraine Government International Bond 144A,
7.75%, 9/01/27 (a) 360
6,015,000 Ukraine Government International Bond 144A,
7.75%, 9/01/28 (a) 1,912
4,668,000 Ukraine Government International Bond 144A,
7.75%, 9/01/29 (a) 1,481
2,695,000 Ukraine Government International Bond 144A,
7.75%, 8/01/41 (a)( i ) 1,333
7,660
United Arab Emirates (USD) (1%
)
9,498,000 Abu Dhabi Crude Oil Pipeline LLC 144A,
4.60%, 11/02/47 (a) 8,770
3,590,000 Emirate of Dubai Government International
Bonds , 3.90%, 9/09/50 (e) 2,668
1,380,000 MDGH GMTN RSC Ltd. 144A, 5.08%,
5/22/53 (a) 1,378
2,100,000 NBK Tier 1 Ltd. 144A, (6 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.875%), 3.63% (a)(f)(g) 1,833
14,649
United Kingdom (USD) (0%
)
800,000 MARB BondCo PLC 144A, 3.95%, 1/29/31 (a) 593
United States (USD) (1%
)
5,045,708 BBFI Liquidating Trust 144A, 36.32%,
12/30/99 (a)(c) 1,943
2,390,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc. 144A, 5.75%, 4/01/33 (a) 2,299
960,000 Kosmos Energy Ltd. 144A, 7.13%, 4/04/26 (a) 902
670,000 Kosmos Energy Ltd. 144A, 7.50%, 3/01/28 (a) 597
580,000 Kosmos Energy Ltd. 144A, 7.75%, 5/01/27 (a) 533
2,030,000 NBM U.S. Holdings Inc. 144A, 6.63%,
8/06/29 (a)(b) 1,892
640,000 NBM U.S. Holdings Inc. 144A, 7.00%,
5/14/26 (a) 628
8,794
Principal
or Shares Security Description
Value
(000)
Uruguay (UYU) (1%
)
7,001,676 Uruguay Government International Bond ,
3.88%, 7/02/40 UYU (d) $ 202
157,901,829 Uruguay Government International Bond ,
4.38%, 12/15/28 UYU (d) 4,447
41,200,000 Uruguay Government International Bond ,
8.25%, 5/21/31 UYU (d) 1,050
5,699
Uzbekistan (USD) (2%
)
8,950,000 Republic of Uzbekistan International Bond
144A, 3.70%, 11/25/30 (a) 7,392
6,145,000 Republic of Uzbekistan International Bond
144A, 4.75%, 2/20/24 (a) 6,100
4,900,000 Republic of Uzbekistan International Bond
144A, 5.38%, 2/20/29 (a) 4,572
18,064
Venezuela (USD) (0%
)
3,630,000 Petroleos de Venezuela SA , 5.38%, 4/12/27 (e)
(h) 145
3,440,000 Petroleos de Venezuela SA , 6.00%, 11/15/26 (e)
(h) 133
1,122,500 Petroleos de Venezuela SA , 8.50%, 10/27/20 (e)
(h) 455
2,890,000 Petroleos de Venezuela SA , 9.00%, 11/17/21 (e)
(h) 112
1,420,000 Venezuela Government International Bond ,
7.00%, 3/31/38 (e)(h) 124
4,560,000 Venezuela Government International Bond ,
7.65%, 4/21/25 (e)(h) 399
2,350,000 Venezuela Government International Bond ,
7.75%, 10/13/19 (e)(h) 141
5,300,000 Venezuela Government International Bond ,
9.25%, 9/15/27 (h) 504
2,013
Virgin Islands (British) (USD) (0%
)
1,152,000 Central American Bottling Corp./CBC Bottling
Holdco SL/ Beliv Holdco SL 144A, 5.25%,
4/27/29 (a) 1,064
Zambia (USD) (1%
)
4,835,000 Zambia Government International Bond 144A,
8.50%, 4/14/24 (a) 2,821
4,835,000 Zambia Government International Bond 144A,
8.97%, 7/30/27 (a) 2,805
5,626
Total Bonds
(Cost - $886,613) 768,777
Investment Company (5%)
40,121,496 Payden Cash Reserves Money Market Fund*
(Cost - $40,121)  40,121
Total Investments (Cost - $926,734)  (99%)
808,898
Other Assets, net of Liabilities ( 1% )
7,328
Net Assets (100%)
$ 816,226
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.

(b) All or a portion of these securities are on loan. At July 31, 2023, the total market value of the Fund’s securities on loan is $9,223 and the total market value of the collateral held by the Fund is $9,779. Amounts in 000s.
(c) Yield to maturity at time of purchase.
(d) Principal in foreign currency.
(e) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(f) Perpetual security with no stated maturity date.
(g) Floating rate security. The rate shown reflects the rate in effect at July 31,
2023.
(h) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
( i ) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
BRL 29,053
USD  6,006 HSBC Bank USA, N.A. 09/27/2023 $ 78
COP 32,446,000
USD  7,649 Citibank, N.A. 08/17/2023 582
INR 638,620
USD  7,743 Barclays Bank PLC 09/15/2023 10
KZT 1,751,300
USD  3,910 BNP PARIBAS 08/25/2023 4
MXN 35,200
USD  2,053 HSBC Bank USA, N.A. 10/13/2023 21
PEN 12,456
USD  3,437 Bnp Paribas Securities Corp. 09/15/2023 7
PEN 24,007
USD  6,631 HSBC Bank USA, N.A. 09/15/2023 7
THB 278,120
USD  8,054 Barclays Bank PLC 08/21/2023 89
USD 6,154
RON  27,091 Barclays Bank PLC 08/21/2023 121
USD 150
THB  5,110 Barclays Bank PLC 08/21/2023 –
USD 3,775
CLP  3,068,700 BNP PARIBAS 09/15/2023 136
USD 3,923
CNH  27,964 HSBC Bank USA, N.A. 08/14/2023 5
USD 3,980
CNH  27,333 HSBC Bank USA, N.A. 08/14/2023 151
USD 1,942
HUF  676,400 HSBC Bank USA, N.A. 08/17/2023 30
1,241
Liabilities:
CLP 7,231,800 USD  8,968 Barclays Bank PLC 09/15/2023 (391)
HUF 592,400 USD  1,742 HSBC Bank USA, N.A. 08/17/2023 (67)
IDR 29,973,000 USD  2,003 Barclays Bank PLC 09/25/2023 (16)
PLN 17,299 USD  4,351 BNP PARIBAS 08/24/2023 (38)
USD 8,058 IDR  122,395,000 Barclays Bank PLC 09/25/2023 (55)
USD 5,274 RON  23,841 BNP PARIBAS 08/21/2023 (35)
USD 4,174 PLN  17,299 BNP PARIBAS 08/24/2023 (138)
USD 6,996 COP  32,446,000 Citibank, N.A. 08/17/2023 (1,234)
USD 7,054 MXN  122,810 Goldman Sachs & Co. 10/13/2023 (181)
USD 8,140 CZK  179,270 HSBC Bank USA, N.A. 08/22/2023 (103)
USD 9,944 PEN  36,463 HSBC Bank USA, N.A. 09/15/2023 (139)
USD 43,408 EUR  40,024 HSBC Bank USA, N.A. 09/20/2023 (710)
USD 16,257 ZAR  303,470 HSBC Bank USA, N.A. 09/26/2023 (625)
USD 8,412 BRL  40,948 HSBC Bank USA, N.A. 09/27/2023 (163)
(3,895)
Net Unrealized Appreciation (Depreciation)
$(2,654)
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
Protection Bought (Relevant Credit: Markit CDX, North
America High Yield Series 40 Index), Pay 5% Quarterly,
Receive upon credit default 06/20/2028 USD 15,480 $(634) $(49) $(585)

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year MXIBTIIE Swap, Receive Fixed 8.150% 28 Days,
Pay Variable 11.4900% (MXIBTIIE) 28 Days 07/30/2032 MXN 74,200 $(45) $– $(45)
10-Year MXIBTIIE Swap, Receive Fixed 8.340% 28 Days,
Pay Variable 11.4980% (MXIBTIIE) 28 Days 03/29/2033 MXN 66,500 4 – 4
10-Year MXIBTIIE Swap, Receive Fixed 8.390% 28 Days,
Pay Variable 11.5080% (MXIBTIIE) 28 Days 04/01/2033 MXN 49,950 14 – 14
10-Year MXIBTIIE Swap, Receive Fixed 8.8% 28 Days, Pay
Variable 11.5080% (MXIBTIIE) 28 Days 06/25/2032 MXN 92,400 167 – 167
10-Year MXIBTIIE Swap, Receive Fixed 8.81% 28 Days, Pay
Variable 11.5080% (MXIBTIIE) 28 Days 06/24/2032 MXN 151,800 280 – 280
8-Year Interest Rate Swap, Pay Fixed 1.341% Annually,
Receive Variable 2.41346% (ESTRON) Annually 10/17/2030 EUR 2,250 266 – 266
8-Year SOFR Swap, Receive Fixed 2.776% Annually, Pay
Variable 5.310% (SOFRRATE) Annually 10/17/2030 USD 2,534 (195) – (195)
9-Year Interest Rate Swap, Pay Fixed 1.732% Annually,
Receive Variable 3.192% (ESTRON) Annually 04/11/2031 EUR 5,550 501 – 501
9-Year Interest Rate Swap, Pay Fixed 2.079% Annually,
Receive Variable 3.403% (ESTRON) Annually 10/30/2031 EUR 5,215 343 – 343
9-Year SOFR Swap, Receive Fixed 2.059% Annually, Pay
Variable 3.403% (SOFRRATE) Annually 04/11/2031 EUR 3,050 197 – 197
9-Year SOFR Swap, Receive Fixed 2.771% Annually, Pay
Variable 5.310% (SOFRRATE) Annually 04/11/2031 USD 6,332 (459) – (459)
9-Year SOFR Swap, Receive Fixed 2.921% Annually, Pay
Variable 5.310% (SOFRRATE) Annually 10/30/2031 USD 5,530 (387) – (387)
9-Year SOFR Swap, Receive Fixed 2.925% Annually, Pay
Variable 5.310% (SOFRRATE) Annually 04/11/2031 USD 3,240 (201) – (201)
$485 $– $485